Debt and Other Financing Arrangements - Schedule of Debt and Other Financing Arrangements (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015
Notes, 5.75%, Due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.75%
Debt instrument - maturity year	2017
Notes, 5.85%, Due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.85%
Debt instrument - maturity year	2018
Notes, 4.125%, Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.125%
Debt instrument - maturity year	2022
Notes, 4.0%, Due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.00%
Debt instrument - maturity year	2023
Notes, 6.40%, Due 2037 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	6.40%
Debt instrument - maturity year	2037
Notes, 5.20%, Due 2043 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.20%
Debt instrument - maturity year	2043
Zero Point One Seven Percent To Zero Point Four Two Percent Variable Due From Two Thousand Fifteen To Two Thousand Forty [Member] | Industrial Revenue Bonds [Member]
Debt Instrument [Line Items]
Debt instrument interest rate - minimum	0.17%
Debt instrument interest rate - maximum	0.42%
Debt instrument - maturity year - start	2015
Debt instrument - maturity year - end	2040